COMMON SHARES - Dividend Reinvestment and Share Purchase Plan (Details)	1 Months Ended	31 Months Ended
	Aug. 31, 2022	Jul. 31, 2023
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Discount of shares issued from treasury	2.00%
Price of shares issued from treasury		100.00%